UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08167

Exact name of registrant as specified in charter:	Dryden Small Cap Core Equity Fund

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	10/31/2006

Date of reporting period:	1/31/2006

Item 1. Schedule of Investments

Dryden Small-Cap Core Equity Fund, Inc.

Schedule of Investments

as of January 31, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.2%
COMMON STOCKS
CONSUMER DISCRETIONARY 16.7%
Auto & Truck 0.7%
65,500	Fleetwood Enterprises, Inc.(a)	$779,450
4,900	Group 1 Automotive, Inc.(a)	168,952
5,400	Sonic Automotive, Inc.	127,062

		1,075,464
Commercial Services & Supplies 1.1%
11,500	Pre-Paid Legal Services, Inc.(b)	439,185
81,900	Spherion Corp.(a)	917,280
5,400	Vertrue, Inc.(a)(b)	233,604

		1,590,069
Hotels, Restaurants & Leisure 3.8%
12,900	Aztar Corp.(a)	398,094
700	Buffalo Wild Wings, Inc.(a)	22,183
23,100	CEC Entertainment, Inc.(a)	832,062
23,600	Jack in the Box, Inc.(a)(b)	938,336
16,900	Landry’s Restaurants, Inc.	517,816
10,000	Multimedia Games, Inc.(a)(b)	95,000
18,900	Panera Bread Co.(a)(b)	1,287,090
31,400	RARE Hospitality International, Inc.(a)	990,670
20,500	Ryan’s Restaurant Group, Inc.(a)	267,935
8,900	Sonic Corp.(a)	257,655

		5,606,841
Household Durables 2.0%
200	Bassett Furniture Industries, Inc.	3,900
15,100	Champion Enterprises, Inc.(a)	207,021
3,348	M.D.C. Holdings, Inc.(b)	212,431
3,500	M/I Homes, Inc.	139,510
9,700	Meritage Homes Corp.(a)	586,850
700	NVR, Inc. (a)(b)	555,975
32,200	Standard Pacific Corp.	1,252,580

		2,958,267
Internet & Catalog Retail 0.4%
19,900	Insight Enterprises, Inc.(a)	416,109
7,800	J. Jill Group, Inc.(a)	150,462
1,300	Provide Commerce, Inc.(a)	43,758

		610,329

Schedule of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
Leisure Equipment & Products 1.3%
15,000	Polaris Industries, Inc.	$818,250
25,093	SCP Pool Corp.	1,000,709

		1,818,959
Media 0.4%
13,200	ADVO, Inc.	434,016
3,100	Arbitron, Inc.	123,070

		557,086
Specialty Retail 6.2%
5,600	American Eagle Outfitters(b)	151,088
2,100	Blue Nile Inc.(a)(b)	78,435
8,200	Building Material Holdings Corp.(b)	649,194
2,100	Burlington Coat Factory Warehouse Corp.	93,828
10,000	Cato Corp. (Class A)	215,900
1,000	Children’s Place Retail Stores, Inc. (The)(a)	43,790
11,900	Dress Barn, Inc. (a)(b)	549,066
14,600	Finish Line (The)(Class A)	262,070
21,700	Genesco, Inc.(a)(b)	845,215
13,600	Gymboree Corp.(a)	335,104
27,250	Hibbett Sporting Goods, Inc.(a)(b)	835,213
17,200	JAKKS Pacific, Inc.(a)(b)	390,612
28,100	K-Swiss, Inc. (Class A)	889,365
1,900	Liz Claiborne, Inc.	65,968
38,050	Men’s Wearhouse, Inc. (The)(a)	1,300,168
9,100	Pacific Sunwear of California, Inc.(a)	223,041
40,100	Select Comfort Corp.(a)(b)	1,106,759
2,100	Stage Stores, Inc.	62,349
33,200	Too, Inc.(a)	960,476
800	Zale Corp.(a)	19,608

		9,077,249
Textiles, Apparel & Luxury Goods 0.8%
19,300	Brown Shoe Co., Inc.	868,886
7,900	Kellwood Co.	191,259
200	Oxford Industries, Inc.	9,082
7,400	Russell Corp.	113,072

		1,182,299
CONSUMER STAPLES 2.7%
Cosmetics & Soaps 0.4%
16,500	Parlux Fragrances, Inc.(a)(b)	552,090

Schedule of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
Food & Drug Retailing 0.6%
16,100	Casey’s General Stores, Inc.	$409,745
1,900	Great Atlantic & Pacific Tea Co., Inc.(a)	59,337
10,200	Nash-Finch Co.	301,920
900	NBTY, Inc.(a)	18,621

		789,623
Food Products 1.4%
13,200	Chiquita Brands International, Inc.	239,052
26,300	Corn Products International, Inc.	717,201
1,500	Hansen Natural Corp.(a)(b)	131,700
2,400	J&J Snack Foods Corp.	72,672
200	Peet’s Coffee & Tea, Inc.(a)	6,164
13,400	Performance Food Group Co.(a)	369,438
4,400	Ralcorp Holdings, Inc.(a)	172,920
13,100	Sanderson Farms, Inc.	366,800

		2,075,947
Household Products 0.3%
11,800	USANA Health Sciences, Inc.(a)(b)	473,298
ENERGY 9.0%
Energy Equipment & Services 5.5%
2,000	Atwood Oceanics, Inc.(a)	194,260
40,000	Cal Dive International, Inc.(a)(b)	1,679,199
31,238	Cimarex Energy Co. (a)(b)	1,423,181
9,800	Hydril(a)	807,030
17,400	Maverick Tube Corp.(a)	832,590
6,000	Oceaneering International, Inc.(a)	356,460
13,600	Parker Drilling Co.(a)	162,928
2,300	Tidewater, Inc.	134,366
24,400	Unit Corp.(a)	1,456,680
21,600	Veritas DGC, Inc.(a)	973,296

		8,019,990

Schedule of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
Oil, Gas & Consumable Fuels 3.5%
18,100	Frontier Oil Corp.	$857,759
9,200	Harvest Natural Resources, Inc.(a)	87,676
1,400	Massey Energy Co.	57,750
4,284	Occidental Petroleum Corp.	418,590
800	Petroleum Development Corp.(a)	34,288
6,400	Remington Oil & Gas Corp.(a)	286,720
5,700	SEACOR Holdings, Inc.(a)(b)	423,396
8,900	St. Mary Land & Exploration Co.	388,396
17,000	Stone Energy Corp.(a)	850,170
22,300	Swift Energy Co.(a)	1,102,066
12,900	W-H Energy Services, Inc.(a)	622,812

		5,129,623
FINANCIAL 13.8%
Banking 4.3%
3,100	Central Pacific Financial Corp.	114,080
1,900	CharterMac	41,895
1,400	Chittenden Corp.	39,718
10,400	Community Bank System, Inc.	241,904
9,925	Dime Community Bancshares, Inc.	146,791
14,000	East West Bancorp, Inc.	516,740
20,000	First BanCorp (Puerto Rico)(b)	255,600
13,250	First Midwest Bancorp, Inc.	462,558
1,400	First Republic Bank	53,144
14,900	Flagstar Bancorp, Inc.	226,182
5,400	Hanmi Financial Corp.	102,546
6,700	Hudson United Bancorp	279,055
4,900	MAF Bancorp, Inc.	210,651
3,800	Nara Bancorp, Inc.	68,020
2,500	Pinnacle Financial Partners, Inc.(a)	63,875
9,100	Popular, Inc.	184,821
7,300	PrivateBankcorp, Inc.	276,013
11,390	Provident Bankshares Corp.	418,355
46,313	Republic Bancorp, Inc.	599,750
17,900	South Financial Group, Inc. (The)	466,832
6,100	Sterling Financial Corp.	170,922
12,500	Susquehanna Bancshares, Inc.	301,750
17,800	TD Banknorth, Inc.(b)	515,844
2,300	Umpqua Holdings Corp.	64,814
10,200	United Bankshares, Inc.	380,154
1,400	Whitney Holding Corp.	46,060

		6,248,074
Consumer Finance 0.2%
9,100	Cash America International, Inc.	241,059

Schedule of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
Financial Services 4.9%
1,600	CompuCredit Corp.(a)(b)	$64,256
11,200	Downey Financial Corp.	733,376
1,700	Encore Capital Group, Inc.(a)	32,062
2,700	Financial Federal Corp.	120,825
15,300	FirstFed Financial Corp.(a)	959,310
4,000	Heidrick & Struggles International, Inc.(a)	134,240
25,700	Irwin Financial Corp.	550,494
43,100	Knight Capital Group, Inc. (Class A)(a)	490,909
5,400	MCG Capital Corp.	84,240
27,350	New Century Financial Corp.	1,072,941
24,700	Piper Jaffray Cos., Inc.(a)	1,107,300
5,300	Portfolio Recovery Associates, Inc.(a)	261,025
900	SEI Investments Co.	37,125
8,233	SWS Group, Inc.	191,253
11,000	UICI	401,830
10,600	Wintrust Financial Corp.	569,220
12,300	World Acceptance Corp.(a)	348,828

		7,159,234
Insurance 1.8%
5,800	American Financial Group, Inc.	218,196
1,800	Delphi Financial Group, Inc. (Class A)	85,788
15,500	LandAmerica Financial Group, Inc.	1,022,690
1,700	MGIC Investment Corp.(b)	112,217
10,300	Presidential Life Corp.	221,141
6,300	Selective Insurance Group, Inc.	365,400
11,400	Stewart Information Services Corp.	609,330
1,300	Zenith National Insurance Corp.	71,877

		2,706,639
Real Estate Investment Trusts 2.3%
5,500	American Home Mortgage Investment Corp.(b)	157,300
23,700	Anthracite Capital, Inc.	265,914
7,400	Ashford Hospitality Trust, Inc.	90,576
20,000	Colonial Properties Trust	924,400
13,400	Commercial Net Lease Realty(b)	307,262
10,100	Entertainment Properties Trust	438,946
3,000	Fieldstone Investment Corp	37,380
6,800	Glenborough Realty Trust, Inc.	133,824
29,200	Lexington Corporate Properties Trust(b)	648,240
6,200	Parkway Properties, Inc.	262,384
5,800	Ramco-Gershenson Properties	163,444

		3,429,670
Thrifts & Mortgage Finance 0.3%
16,000	Fremont General Corp.	392,000

Schedule of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
HEALTHCARE 11.9%
Biotechnology 0.9%
13,900	IDEXX Laboratories, Inc.(a)(b)	$1,067,798
2,100	Neurocrine Biosciences, Inc.(a)	127,617
10,900	Regeneron Pharmaceuticals, Inc.(a)(b)	166,007

		1,361,422
Healthcare Equipment & Supplies 5.8%
3,400	Abaxis, Inc.(a)	67,728
9,700	American Medical Systems Holdings, Inc.(a)	219,802
10,100	Biosite, Inc.(a)(b)	504,192
3,000	Cytyc Corp. (a)	90,300
2,100	Dentsply International, Inc.	112,770
8,700	Digene Corp.(a)	288,840
1,600	Dionex Corp.(a)	84,848
1,600	DJ Orthopedics, Inc.(a)	52,528
29,200	Greatbatch, Inc.(a)	760,368
6,200	Haemonetics Corp.(a)	322,400
11,600	ICU Medical, Inc. (a)	418,064
21,900	Immucor, Inc.(a)	658,095
13,800	Invacare Corp.	477,342
1,100	Kyphon, Inc.(a)	45,727
1,000	Mentor Corp.(b)	45,000
7,100	Neurometrix, Inc.(a)	245,021
5,200	OraSure Technologies, Inc.(a)	56,732
15,100	Resmed Inc. (a)	595,544
36,900	Respironics, Inc. (a)	1,329,507
1,600	Somanetics Corp.(a)	40,768
18,800	SurModics, Inc.(a)(b)	693,344
26,200	Sybron Dental Specialties, Inc.(a)	1,116,120
5,200	Waters Corp.(a)	218,140

		8,443,180
Healthcare Providers & Services 3.7%
9,400	AmSurg Corp.(a)	203,886
23,600	Cerner Corp.(a)(b)	1,062,000
20,400	Chemed Corp.	1,084,464
9,700	CONMED Corp.(a)	229,308
4,900	Cross Country Healthcare, Inc.(a)	96,824
22,400	Odyssey Healthcare, Inc.(a)(b)	456,512
1,800	Owens & Minor, Inc.	56,340
6,800	Pediatrix Medical Group, Inc.(a)	596,224
3,400	Pharmaceutical Product Development, Inc.	235,212
400	Rehabcare Group, Inc.(a)	7,672
28,000	Sierra Health Services, Inc.(a)(b)	1,109,360
2,400	Trizetto Group(a)	44,064
4,500	Vital Signs, Inc.	230,895

		5,412,761

Schedule of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
Pharmaceuticals 1.5%
5,100	Alkermes, Inc.(a)(b)	$124,134
35,200	Alpharma, Inc. (Class A)	1,177,440
33,300	CNS, Inc.	728,271
6,300	Medicis Pharmaceutical Corp. (Class A)(b)	194,733

		2,224,578
INDUSTRIALS 19.6%
Aerospace/Defense 2.1%
14,100	AAR Corp.(a)	336,003
24,100	Armor Holdings, Inc.(a)	1,148,847
3,200	Ceradyne, Inc.(a)	183,168
200	Curtiss-Wright Corp.	11,868
4,400	DRS Technologies, Inc.	218,636
5,700	Esterline Technologies Corp.(a)	235,809
4,500	K&F Industries Holdings, Inc. (a)	76,995
3,200	Kaman Corp. (Class A)	67,424
1,700	Moog, Inc. (Class A)(a)	56,967
14,100	Teledyne Technologies, Inc. (a)	460,788
1,400	Triumph Group, Inc.(a)	59,164
3,500	United Industrial Corp.(New York)	159,005

		3,014,674
Airlines 0.5%
7,700	Frontier Airlines, Inc.(a)	51,744
58,300	Mesa Air Group, Inc.(a)(b)	679,195

		730,939
Building Products 2.0%
4,300	Apogee Enterprises, Inc.	79,378
5,900	ElkCorp	207,503
29,290	Griffon Corp.(a)(b)	691,244
2,100	Hughes Supply, Inc.	96,810
24,600	Lennox International, Inc.	785,970
2,100	Simpson Manufacturing Co. Inc.	81,249
6,100	Universal Forest Products, Inc.	349,347
9,300	Watsco, Inc.	657,882

		2,949,383

Schedule of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
Commercial Services & Supplies 3.9%
11,400	ABM Industries, Inc.	$217,854
24,100	Administaff, Inc.	1,037,264
2,800	Career Education Corp. (a)	90,972
5,700	Central Parking Corp.	84,075
3,300	Consolidated Graphics, Inc.(a)	169,488
9,600	Herman Miller, Inc.	290,880
18,500	John H. Harland Co.	690,605
4,200	Middleby Corp. (The)(a)	396,900
1,900	Mobile Mini, Inc.(a)	94,468
31,600	Mueller Industries, Inc.	917,348
8,700	SOURCECORP, Inc.(a)	228,984
10,100	United Stationers, Inc.(a)	505,303
14,900	URS Corp.(a)	637,422
2,900	Volt Information Sciences, Inc.(a)	70,992
8,500	Waste Connections, Inc.(a)	296,990
1,200	Watson Wyatt & Co. Holdings	36,528

		5,766,073
Diversified Manufacturing Operations 0.4%
600	Actuant Corp. (Class A)	34,350
17,200	MascoTech, Inc.(Escrow)(a)	0
15,600	Roper Industries, Inc.	629,460

		663,810
Electrical Equipment 2.4%
25,500	Acuity Brands, Inc.	966,195
2,300	Analogic Corp.	127,650
18,350	A.O. Smith Corp.	790,702
5,300	Brady Corp. (Class A)	210,781
14,100	Regal Beloit Corp.	520,149
9,600	Tech Data Corp.(a)	395,808
4,700	Woodward Governor Co.	439,685

		3,450,970
Industrial Conglomerates 0.1%
1,000	Lydall, Inc.(a)	9,000
5,400	Tredegar Corp.	80,622

		89,622

Schedule of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
Machinery 3.4%
13,000	Astec Industries, Inc.(a)(b)	$499,850
7,700	Baldor Electric Co.	230,076
1,800	Barnes Group, Inc.	68,166
1,100	Briggs & Stratton Corp.(b)	38,269
15,800	Emulex Corp.(a)	289,930
3,400	EnPro Industries, Inc.(a)	104,312
9,800	Gardner Denver, Inc.(a)	518,420
7,600	IDEX Corp.	349,600
15,500	JLG Industries, Inc.	844,440
1,600	Lindsay Manufacturing Co.	39,936
9,000	Manitowoc Co.	598,500
600	Oshkosh Truck Corp.	29,586
8,200	Stewart & Stevenson Services, Inc.	212,954
21,700	Toro Co.	959,357
6,000	Wabash National Corp.	127,980

		4,911,376
Management Consulting Services 0.1%
2,500	Corporate Executive Board Co.	210,350
Trading Companies & Distributors 0.5%
16,650	Applied Industrial Technologies, Inc.	707,625
Transportation Infrastructure 4.2%
18,500	Arkansas Best Corp.	791,985
27,200	EGL, Inc.(a)	1,112,752
20,600	Forward Air Corp.	803,400
14,700	Kirby Corp.(a)	825,111
10,100	Knight Transportation, Inc.	205,434
31,800	Landstar System, Inc.(b)	1,345,139
4,500	Old Dominion Freight Line(a)	128,430
29,800	SkyWest, Inc.	869,564

		6,081,815

Schedule of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
INFORMATION TECHNOLOGY 16.4%
Communications Equipment 2.1%
1,900	Avocent Corp.(a)	$63,213
34,800	Belden CDT, Inc.	943,080
19,700	Black Box Corp.	997,411
6,700	Comtech Telecommunications Corp.(a)	213,529
100	Harris Corp.	4,643
29,000	Inter-Tel, Inc.	628,720
4,500	InterDigital Communications Corp.(a)	116,235
2,200	Spectralink Corp.	27,170

		2,994,001
Computer Software & Services 1.6%
3,500	MicroStrategy, Inc. (Class A)(a)	336,385
41,000	Serena Software, Inc.(a)(b)	968,010
38,500	Synaptics, Inc.(a)	1,059,520

		2,363,915
Computers & Peripherals 0.8%
35,800	Agilysys, Inc.	758,960
2,100	Hutchinson Technology, Inc.(a)	58,128
8,200	MTS Systems Corp.	300,530

		1,117,618
Electronic Equipment & Instruments 3.1%
11,500	Checkpoint Systems, Inc.(a)	310,155
9,700	Cognex Corp.	283,046
4,000	CTS Corp.	49,240
5,800	Fargo Electronics, Inc.(a)	111,940
8,600	Global Imaging Systems, Inc.(a)	304,096
18,900	Itron, Inc.(a)	904,743
7,200	Komag, Inc.(a)(b)	338,832
12,800	Methode Electronics, Inc. (Class A)	157,440
3,800	Molecular Devices Corp.(a)(b)	108,642
14,800	National Instruments Corp.	489,732
6,600	Park Electrochemical Corp.	186,648
25,500	Paxar Corp.(a)	515,610
8,800	Power Integrations, Inc.(a)	233,112
5,500	ScanSource, Inc.(a)	323,455
7,100	Technitrol, Inc.	144,556
1,600	Trimble Navigation Ltd.(a)	64,032

		4,525,279

Schedule of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
Internet
500	Blue Coat Systems, Inc.(a)	$20,495
Internet Software & Services 1.3%
32,900	Digital Insight Corp.(a)(b)	1,180,123
5,800	Gevity HR, Inc.	159,210
6,800	Infospace, Inc.(a)	160,548
1,200	j2 Global Communications, Inc.(a)	57,300
5,700	Websense, Inc.(a)	375,801

		1,932,982
IT Consulting & Services 2.5%
2,700	Bell Microproducts, Inc.(a)	17,172
42,700	eFunds Corp.(a)	1,006,866
25,200	Global Payments, Inc.(b)	1,283,436
43,300	Internet Security Systems, Inc.(a)(b)	923,156
11,400	Intrado, Inc. (a)	290,016
700	Maximus, Inc.	27,384
18,500	Pegasus Solutions, Inc.(a)	165,575

		3,713,605
Semiconductor Equipment & Products 1.0%
23,200	DSP Group, Inc.(a)	680,920
62,900	Exar Corp.(a)	847,263

		1,528,183
Semiconductors & Semiconductor Equipment 1.8%
14,200	Cirrus Logic, Inc.(a)	120,274
8,600	Cohu, Inc.	243,810
28,800	Cymer Inc.(a)(b)	1,300,032
17,400	Kopin Corp.(a)	82,824
14,000	Kulicke & Soffa Industries, Inc.(a)	156,660
25,100	Micrel, Inc.(a)	307,977
2,900	Standard Microsystems Corp.(a)	99,876
14,700	Veeco Instruments, Inc.(a)	319,725

		2,631,178

Schedule of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
Software 2.2%
1,800	Advent Software, Inc.(a)	$47,268
10,000	ANSYS, Inc.(a)	438,600
10,200	Ciber, Inc.(a)	64,056
7,200	Filenet Corp.(a)	202,032
2,400	Gerber Scientific, Inc.(a)	26,688
20,250	Hyperion Solution Corp.(a)	696,803
12,850	Kronos, Inc.(a)	505,005
5,900	Magma Design Automation, Inc.(a)	59,649
3,400	Manhattan Associates, Inc.(a)	73,984
2,200	ManTech International Corp.(a)	61,512
200	Open Solutions, Inc.(a)	5,198
36,200	Radiant Systems, Inc.(a)	506,800
5,200	SPSS, Inc.(a)	167,648
10,500	TALX Corp.	329,070

		3,184,313
MATERIALS 5.5%
Building & Construction
300	Eagle Materials, Inc.	48,867
Chemicals 0.8%
2,100	CF Industries Holdings, Inc.	35,721
17,800	Georgia Gulf Corp.	608,760
11,200	MacDermid, Inc.	337,680
22,300	PolyOne Corp.(a)	159,668
7,800	Wellman, Inc.	55,380

		1,197,209
Construction Materials 0.8%
21,475	Florida Rock Industries, Inc.	1,160,939
Containers & Packaging
3,700	Caraustar Industries, Inc.(a)	40,256
Metals & Mining 3.5%
6,000	Carpenter Technology Corp.	543,360
25,200	Century Aluminum Co.(a)(b)	858,816
25,200	Commercial Metals Co.	1,192,716
17,950	Quanex Corp.	1,114,875
17,850	Reliance Steel & Aluminum Co.(b)	1,419,074

		5,128,841

Schedule of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
Paper & Forest Products 0.4%
9,900	Buckeye Technologies, Inc.(a)	$93,258
26,200	Rock-Tenn Co. (Class A)	366,276
2,000	Schweitzer-Mauduit International, Inc.	53,240

		512,774
TELECOMMUNICATION SERVICES
Diversified Telecommunication Services
1,700	Commonwealth Telephone Enterprises, Inc.	56,729
UTILITIES 3.6%
Electric Utilities 0.2%
2,200	Alliant Energy Corp.	65,252
1,300	Central Vermont Public Service Corp.	25,155
2,700	Cleco Corp.	59,211
2,300	El Paso Electric Co.(a)	47,104
6,300	Westar Energy, Inc.	129,780

		326,502
Gas Utilities 2.4%
42,700	Atmos Energy Corp.	1,122,156
32,400	Energen Corp.	1,264,248
3,100	Laclede Group, Inc.	101,122
3,900	Northwest Natural Gas Co.	138,801
4,100	Southwest Gas Corp.	113,365
37,700	UGI Corp.	809,419

		3,549,111
Multi-Utilities & Unregulated Power 0.7%
13,100	Avista Corp.	250,341
27,225	Southern Union Co.(b)	686,070

		936,411

Schedule of Investments

as of January 31, 2006 (Unaudited) Cont’d.

Shares	Description	Value
Water Utilites 0.3%
12,300	American States Water Co.	$387,450

	Total long–term investments (cost $105,802,277)	145,069,046

Principal Amount (000)

SHORT-TERM INVESTMENTS 21.6%
U.S. Government Security
$60	United States Treasury Bill 3.81%, 3/16/2006 (c)(d) (cost $59,727)	59,704
Shares
Affiliated Money Market Mutual Fund 21.6%
31,482,479	Dryden Core Investment Fund - Taxable Money Market Series (cost $31,482,479; includes $30,712,490 of cash collateral received for securities on loan) (e)(f)	31,482,479

	Total short-term investments (cost $31,542,206)	31,542,183

	Total Investments (g) 120.8% (cost $137,344,483) (h)	176,611,229
	Liabilities in excess of other assets(i) (20.8%)	(30,424,507)

	Net Assets 100.0%	$146,186,722

Schedule of Investments

as of January 31, 2006 (Unaudited) Cont’d.

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $29,736,853; cash collateral of $30,712,490 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(c)	All or portion of security segregated as collateral for financial futures contracts.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(g)	As of January 31, 2006, one security representing $0 and 0% of the total market value of the portfolio was fair-valued in accordance with the policies adopted by the Board of Directors.
(h)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2006 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$137,427,645	$40,370,533	$1,186,949	$39,183,584

(i)	Includes net unrealized appreciation on financial futures as follows:

Open future contracts outstanding at January 31, 2006:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2006	Unrealized Appreciation
	Long Position :
3	Russell 2000 Index Futures	Mar. 2006	$1,076,875	$1,105,050	$28,175

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/ offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (“the Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dryden Small Cap Core Equity Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	March 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	March 30, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	March 30, 2006

*	Print the name and title of each signing officer under his or her signature.